JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

Security Capital U.S. Core Real Estate Securities Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 428 (Amendment No. 429 under the 1940 Act) filed electronically on April 26, 2016.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary